Exhibit 99.1

World Omni Select Auto Trust 2023-A
Monthly Servicer Certificate
July 31, 2026

Dates Covered
Collections Period	07/01/26 - 07/31/26
Interest Accrual Period	07/15/26 - 08/16/26
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/26	154,801,820.28	10,631
Principal Payments	7,632,991.01	216
Defaulted Receivables	619,272.84	37
Repurchased Accounts	0.00	0
Pool Balance at 07/31/26	146,549,556.43	10,378

Pool Statistics	$ Amount	# of Accounts
Pool Factor	15.73%
Prepayment ABS Speed	1.06%
Aggregate Starting Principal Balance	931,757,001.63	37,582

Delinquent Receivables:
Past Due 31-60 days	13,216,860.15	844
Past Due 61-90 days	3,877,230.31	233
Past Due 91-120 days	693,429.42	45
Past Due 121+ days	0.00	0
Total	17,787,519.88	1,122

Total 31+ Delinquent as % Ending Pool Balance	12.14%
Total 61+ Delinquent as % Ending Pool Balance	3.12%
Delinquency Trigger Occurred	NO

Recoveries	623,943.37
Aggregate Net Losses/(Gains) - July 2026	(4,670.53)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.04%
Prior Net Losses/(Gains) Ratio	0.27%
Second Prior Net Losses/(Gains) Ratio	1.06%
Third Prior Net Losses/(Gains) Ratio	-0.13%
Four Month Average	0.29%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.98%

Overcollateralization Target Amount	18,635,140.03
Actual Overcollateralization	18,635,140.03
Weighted Average Contract Rate	8.97%
Weighted Average Remaining Term	28.58

Flow of Funds	$ Amount
Collections	9,424,969.94
Investment Earnings on Cash Accounts	14,843.99
Servicing Fee	(161,251.90)
Transfer to Collection Account	-
Available Funds	9,278,562.03

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	-
(2) Class A Interest	-
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	668.59
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	281,850.00
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Noteholders' Fourth Priority Principal Distributable Amount	-
(9) Noteholders' Fifth Priority Principal Distributable Amount	-
(10) Required Reserve Account	-
(11) Noteholders' Principal Distributable Amount	8,252,263.85
(12) Asset Representation Reviewer Amounts (in excess of 1)	-
(13) Distribution to Certificateholders	743,779.59

Total Distributions of Available Funds	9,278,562.03

Servicing Fee	161,251.90
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	695,560,000.00
Original Class B	41,000,000.00
Original Class C	56,370,000.00
Original Class D	61,030,000.00
Original Class E	18,630,000.00

Total Class A, B, C, D, & E
Note Balance @ 07/15/26	136,166,680.25
Principal Paid	8,252,263.85
Note Balance @ 08/17/26	127,914,416.40

Class A-1
Note Balance @ 07/15/26	0.00
Principal Paid	0.00
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class A-2a
Note Balance @ 07/15/26	0.00
Principal Paid	0.00
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class A-2b
Note Balance @ 07/15/26	0.00
Principal Paid	0.00
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class A-3
Note Balance @ 07/15/26	0.00
Principal Paid	0.00
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class B
Note Balance @ 07/15/26	136,680.25
Principal Paid	136,680.25
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class C
Note Balance @ 07/15/26	56,370,000.00
Principal Paid	8,115,583.60
Note Balance @ 08/17/26	48,254,416.40
Note Factor @ 08/17/26	85.6030094%

Class D
Note Balance @ 07/15/26	61,030,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	61,030,000.00
Note Factor @ 08/17/26	100.0000000%

Class E
Note Balance @ 07/15/26	18,630,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	18,630,000.00
Note Factor @ 08/17/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	282,518.59
Total Principal Paid	8,252,263.85
Total Paid	8,534,782.44

Class A-1
Coupon	5.13900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.92000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.62539%
Coupon	4.47539%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.65000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class B
Coupon	5.87000%
Interest Paid	668.59
Principal Paid	136,680.25
Total Paid to B Holders	137,348.84

Class C
Coupon	6.00000%
Interest Paid	281,850.00
Principal Paid	8,115,583.60
Total Paid to C Holders	8,397,433.60

Class D
Principal Paid	0.00
Total Paid to D Holders	0.00

Class E
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3237701
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.4572065
Total Distribution Amount	9.7809766

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

B Interest Distribution Amount	0.0163071
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	3.3336646
Total B Distribution Amount	3.3499717

C Interest Distribution Amount	5.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	143.9699060
Total C Distribution Amount	148.9699060

D Principal Distribution Amount	0.0000000
Total D Distribution Amount	0.0000000

E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/26	4,658,785.01
Investment Earnings	13,849.58
Investment Earnings Paid	(13,849.58)
Deposit/(Withdrawal)	-
Balance as of 08/17/26	4,658,785.01
Change	-

Required Reserve Amount	4,658,785.01

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,731,890.69	$2,600,149.60	$2,470,222.83
Number of Extensions	183	165	148
Ratio of extensions to Beginning of Period Receivables Balance	1.76%	1.59%	1.43%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2023-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules.  Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.